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MassMutual Short-Duration Bond Fund
MassMutual Short-Duration Bond Fund
MASSMUTUAL FUNDS
MassMutual Short-Duration Bond Fund
MassMutual High Yield Fund
Supplement dated July 1, 2023 to the
Prospectus dated February 1, 2023
      This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.

      Effective July 13, 2023, the following information replaces similar information for the MassMutual Short-Duration Bond Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund beginning on page 3:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Short-Duration Bond Fund		Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C
Management Fees		0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.25%	0.50%	none	0.25%	0.50%
Other Expenses	[1]	0.05%	0.15%	0.25%	0.35%	0.25%	0.35%	0.25%	0.15%	0.10%	0.10%
Total Annual Fund Operating Expenses		0.38%	0.48%	0.58%	0.68%	0.83%	0.93%	1.08%	0.48%	0.68%	0.93%
Expense Reimbursement		none	none	none	none	none	none	none	(0.08%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[2]	0.38%	0.48%	0.58%	0.68%	0.83%	0.93%	1.08%	0.40%	0.65%	0.90%
[1]	Other Expenses have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A and Class L shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Short-Duration Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	39	122	213	480
Class R5	49	154	269	604
Service Class	59	186	324	726
Administrative Class	69	218	379	847
Class R4	85	265	460	1,025
Class A	343	539	752	1,364
Class R3	110	343	595	1,317
Class Y	45	150	265	600
Class L	267	412	570	1,028
Class C	143	295	513	1,142

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - MassMutual Short-Duration Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class L	267	412	570	1,028
Class C	93	295	513	1,142

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE